Emerging Markets Core Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—58.4%
		Airport—0.5%
$ 2,300,000		Aeropuerto Internacional de Tocumen SA, 144A, 5.625%, 5/18/2036	$2,629,463
295,873		Aeropuerto Internacional de Tocumen SA, 144A, 6.000%, 11/18/2048	346,024
451,938		Aeropuertos Argentina 2000 S.A., 144A, 9.375%, 2/1/2027	388,194
466,000		Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	491,017
403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	406,691
1,500,000		Mexico City Airport Trust, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2047	1,518,158
		TOTAL	5,779,547
		Banking—2.2%
600,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 9.000%, 12/18/2069	669,756
700,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	702,257
6,000,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2025	6,368,400
500,000		Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	527,313
250,000		Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	263,656
2,630,000		Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,933,855
1,600,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	1,784,855
1,500,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	1,473,000
800,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2025	874,808
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	534,358
500,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	465,000
1,500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	1,675,292
1,500,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	1,500,772
3,800,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 6.500%, 1/8/2026	3,910,031
1,200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,310,748
500,000		VTB Capital SA, Sub., REGS, 6.950%, 10/17/2022	527,885
		TOTAL	25,521,986
		Chemicals & Plastics—0.2%
2,100,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	2,143,261
		Corporate—0.1%
1,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	1,004,965
		Finance—0.4%
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,872,072
2,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	2,403,830
		TOTAL	5,275,902
		Financial Intermediaries—0.2%
1,200,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	795,000
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.625%, 11/22/2021	1,417,500
500,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	536,900
		TOTAL	2,749,400
		Infrastructure—0.0%
600,000		Interchile SA, Sec. Fac. Bond, 144A, 4.500%, 6/30/2056	642,783
		Local Authority—0.3%
2,000,000		Cemig Geracao E Transmissao SA, Sr. Unsecd. Note, REGS, 9.250%, 12/5/2024	2,306,090
800,000		Transprtdra De Gas Intl, Sr. Unsecd. Note, 144A, 5.550%, 11/1/2028	897,864
		TOTAL	3,203,954

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Oil & Gas—11.6%
$ 500,000		Ecopetrol SA, Sr. Unsecd. Note, 4.125%, 1/16/2025	$524,265
2,000,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	2,197,300
400,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	432,262
1,850,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	2,236,003
1,500,000		Ecopetrol SA, Sr. Unsecd. Note, 7.375%, 9/18/2043	1,833,405
1,800,000	[1]	GAZPROM PJSC (GAZ FN), Sub., 144A, 4.598%, 10/26/2025	1,881,133
6,300,000		Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	7,016,461
837,000		Oil & Gas Holdings, Sr. Unsecd. Note, REGS, 7.625%, 11/7/2024	932,187
2,500,000		Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	2,419,738
550,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 8.625%, 12/1/2023	609,268
933,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.500%, 6/10/2051	918,874
4,400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	4,902,700
4,950,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	5,531,155
6,050,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	7,100,582
7,755,000		Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	8,850,665
5,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	5,222,250
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.625%, 9/21/2023	1,147,460
6,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	5,265,376
12,300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	12,106,275
4,150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	3,577,508
2,362,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.490%, 1/23/2027	2,511,869
8,600,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	9,118,150
4,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,297,632
17,600,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	15,817,120
7,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	7,301,950
4,670,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,998,057
2,360,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	2,454,140
123,417		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	124,504
200,000		Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	247,921
1,400,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	1,503,388
1,500,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,731,033
1,100,000		Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,220,591
1,000,000		Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 4/12/2047	1,199,230
2,000,000		Southern Gas Corridor CJSC, Unsecd. Note, 144A, 6.875%, 3/24/2026	2,377,000
9,866,300		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 1.500%, 9/30/2033	5,206,743
750,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 2.500%, 6/30/2029	494,513
2,000,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	1,307,730
600,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	468,756
		TOTAL	136,085,194
		Real Estate—0.9%
3,000,000		China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	3,147,041
2,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	2,381,586
500,000		DIFC Sukuk Ltd., Sr. Unsecd. Note, 4.325%, 11/12/2024	537,780
2,500,000		Franshion Brilliant Ltd., Sr. Unsecd. Note, 3.600%, 3/3/2022	2,526,175
2,500,000	[1]	Franshion Brilliant Ltd., Sub. Note, 5.750%, 1/17/2022	2,447,319
		TOTAL	11,039,901
		Sovereign—38.0%
2,000,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	2,067,760
2,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	2,625,000
1,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	1,026,460

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 2,900,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	$3,037,750
2,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	2,204,988
15,735,876	Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	5,719,991
39,942,671	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2035	12,881,911
10,400,000	Argentina, Government of, Sr. Unsecd. Note, 2.000%, 1/9/2038	4,118,400
13,700,000	Argentina, Government of, Sr. Unsecd. Note, 2.500%, 7/9/2041	5,117,635
11,200,000	Argentina, Government of, Sr. Unsecd. Note, 2.500%, 7/9/2041	3,976,112
14,050,000	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	4,708,155
9,398,291	Argentina, Government of, Unsecd. Note, 0.500%, 7/9/2030	3,148,427
7,000,000	Argentina, Government of, Unsecd. Note, 2.000%, 1/9/2038	2,511,320
2,000,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	690,020
2,500,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	2,593,750
1,800,000	Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	1,815,318
4,000,000	Bahamas, Government of, Sr. Unsecd. Note, 144A, 8.950%, 10/15/2032	4,388,800
500,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	516,755
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	1,108,974
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 3/20/2025	1,062,520
3,800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	4,118,364
1,300,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,456,853
2,500,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	2,772,435
1,000,000	Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	928,650
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,495,213
$ 2,350,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	2,534,498
800,000	Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	790,000
12,800,000	Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	12,281,856
3,000,000	CBB International Sukuk Programme Co SPC, Sr. Unsecd. Note, 144A, 6.250%, 11/14/2024	3,260,124
2,000,000	Chile, Government of, Sr. Unsecd. Note, 2.550%, 7/27/2033	2,039,540
4,600,000	Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	4,497,466
3,300,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	3,490,641
2,400,000	Costa Rica, Government of, 144A, 5.625%, 4/30/2043	2,259,000
2,400,000	Costa Rica, Government of, REGS, 4.250%, 1/26/2023	2,448,000
500,000	Costa Rica, Government of, Sr. Unsecd. Note, 144A, 7.000%, 4/4/2044	525,000
300,000	Costa Rica, Government of, Sr. Unsecd. Note, 144A, 7.158%, 3/12/2045	317,928
2,500,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	2,662,525
400,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 7.158%, 3/12/2045	423,904
1,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	1,024,510
2,650,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,749,401
700,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	709,800
3,850,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	3,884,688
5,400,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	6,066,954
6,600,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	7,499,316
500,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	570,000
6,250,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	6,851,625
500,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	610,005
500,000	Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	563,660
2,350,000	Ecuador, Government of, Sr. Secd. Note, 144A, 5.000%, 7/31/2030	2,050,398
3,728,450	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.001%, 7/31/2030	2,060,006
9,762,500	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2040	6,004,035
5,539,550	Ecuador, Government of, Sr. Unsecd. Note, 144A, 1.000%, 7/31/2035	3,836,194
4,075,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	2,821,978

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
EGP 36,200,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 12.950%, 8/10/2021	$2,300,066
41,600,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 13.200%, 10/26/2021	2,570,271
$ 2,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	1,950,000
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,819,980
$ 800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.053%, 1/15/2032	814,160
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.500%, 2/16/2061	1,116,000
4,300,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	4,664,640
4,300,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	4,535,726
3,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	3,758,256
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	1,276,932
2,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	2,125,000
EUR 800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	970,656
$ 4,800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	5,018,400
4,300,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	4,192,500
1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.150%, 11/20/2059	985,500
EGP 46,600,000		Egypt, Government of, Unsecd. Note, Series 7YR, 14.556%, 10/13/2027	2,962,073
$ 1,000,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.125%, 1/20/2050	807,510
1,400,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	1,218,014
3,231,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	2,827,157
1,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.750%, 1/24/2023	966,300
1,800,000		Ethiopia, Government of, Sr. Unsecd. Note, REGS, 6.625%, 12/11/2024	1,599,221
2,300,000		Gabon, Government of, REGS, 6.375%, 12/12/2024	2,440,944
500,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	541,360
2,300,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 7.875%, 2/11/2035	2,206,059
2,200,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	2,179,232
4,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	4,128,474
3,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	2,990,418
1,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	1,246,932
2,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	1,995,920
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.627%, 6/16/2049	473,988
2,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	2,440,400
1,500,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,867,500
250,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 5.625%, 6/24/2030	260,938
500,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	532,900
500,000		Indonesia, Government of, 2.150%, 7/28/2031	496,146
5,000,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	5,071,850
900,000		Israel, Government of, Sr. Unsecd. Note, 3.875%, 7/3/2050	1,064,754
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	944,727
$ 2,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	2,164,600
5,455,559		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	5,510,333
3,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	3,872,904
2,300,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 4/28/2028	2,679,040
1,800,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,861,920
1,950,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	2,043,990
1,400,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	1,413,328
2,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	2,729,525
2,700,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	2,979,180
3,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	3,316,524
3,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	3,454,272
4,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	4,110,330

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	$2,230,496
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,878,560
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.500%, 9/20/2047	3,178,860
1,700,000	[3,4]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	203,575
1,000,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	119,040
1,500,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	1,580,277
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	1,172,358
3,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	3,184,020
3,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	3,360,550
800,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/21/2025	898,640
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	1,003,928
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	2,048,880
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	2,296,400
2,500,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	2,675,000
1,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,040,000
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	2,103,880
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	2,128,188
3,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	3,239,352
3,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 7.000%, 1/25/2051	3,097,500
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 3.875%, 3/8/2022	3,030,000
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	3,101,370
2,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/1/2025	2,090,000
1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	1,050,032
2,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	2,103,880
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	3,030,000
3,200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	3,272,000
1,300,000		Pakistan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 4/8/2031	1,305,876
2,000,000		Pakistan, Government of, Sr. Unsecd. Note, 144A, 8.875%, 4/8/2051	2,060,000
2,500,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 5.625%, 12/5/2022	2,562,500
4,000,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	4,374,240
1,000,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	1,057,530
EUR 500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	592,413
$ 1,500,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	1,533,930
2,000,000		South Africa, Government of, Sr. Unsecd. Note, 4.300%, 10/12/2028	2,063,000
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,900,620
2,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	2,358,350
500,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	543,750
1,500,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.550%, 3/28/2030	917,475
3,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/3/2025	1,905,000
4,800,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	2,935,488
500,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, 144A, 4.500%, 6/26/2030	524,350
500,000		Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	422,645
5,400,000		Turkey, Government of, 3.250%, 3/23/2023	5,396,134
1,500,000		Turkey, Government of, 5.125%, 2/17/2028	1,466,250
2,700,000		Turkey, Government of, 5.750%, 3/22/2024	2,804,760
1,000,000		Turkey, Government of, 6.000%, 1/14/2041	912,468
2,000,000		Turkey, Government of, 6.750%, 5/30/2040	1,979,368
2,000,000		Turkey, Government of, 6.875%, 3/17/2036	2,037,000
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	2,462,900
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	965,120

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 4,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	$4,444,110
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	3,940,000
4,700,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,776,215
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 3/25/2022	2,037,500
3,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	3,640,704
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	4,637,250
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,626,196
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	1,479,990
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,570,000
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	3,081,900
500,000		Turkey, Government of, Sr. Unsecd. Note, 6.250%, 9/26/2022	519,336
5,340,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	5,614,818
3,800,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	3,988,176
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	1,651,575
2,500,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	2,397,900
3,000,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2029	3,093,600
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.375%, 9/25/2032	2,080,000
2,500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2022	2,610,630
3,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	3,214,020
4,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	4,340,816
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	1,086,120
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2024	2,201,240
1,505,000		Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 1.258%, 5/31/2040	1,751,019
4,653,000	[3,4]	Venezuela, Government of, 7.000%, 3/31/2038	483,912
6,920,000	[3,4]	Venezuela, Government of, 8.250%, 10/13/2024	712,760
2,000,000	[3,4]	Venezuela, Government of, 9.250%, 5/7/2028	206,000
		TOTAL	446,805,203
		State/Provincial—0.6%
546,000		Brazil Minas SPE, 144A, 5.333%, 2/15/2028	591,378
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	954,926
4,300,000		Istanbul Metropolitan Municipality, Sr. Unsecd. Note, 144A, 6.375%, 12/9/2025	4,273,383
1,000,000	[3,4]	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 7.875%, 6/15/2027	480,000
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2027	481,720
253,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 5.000%, 6/1/2027	172,042
186,484	[3,4]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 5.000%, 8/8/2028	128,210
		TOTAL	7,081,659
		Telecommunications & Cellular—0.3%
1,800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,987,349
1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	1,104,083
		TOTAL	3,091,432
		Transportation—0.7%
500,000		DP World Crescent Ltd., Sr. Unsecd. Note, 144A, 4.848%, 9/26/2028	575,241
2,500,000		DP World Crescent Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 7/18/2029	2,718,702
1,500,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,674,038
1,000,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	1,093,947
1,500,000		Empresa De Transporte ME, Sr. Unsecd. Note, 144A, 5.000%, 1/25/2047	1,859,265
		TOTAL	7,921,193
		Utilities—2.4%
500,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 3.625%, 2/4/2025	517,158
1,450,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 4.625%, 2/4/2030	1,486,982

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Utilities—continued
$ 1,400,000		Comision Federal de Electricidad, Sr. Unsecd. Note, 144A, 3.875%, 7/26/2033	$1,396,115
800,000		Comision Federal de Electricidad, Sr. Unsecd. Note, 144A, 4.677%, 2/9/2051	782,660
800,000		Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	787,200
4,000,000		Eskom Holdings Soc Ltd., REGS, 6.750%, 8/6/2023	4,178,080
3,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	4,113,105
1,600,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,805,984
5,000,000		Eskom Holdings Soc Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	5,268,000
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	748,008
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	1,010,745
1,900,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	2,006,223
1,800,000		Perusahaan Listrik Negara PT, Sr. Unsecd. Note, REGS, 3.000%, 6/30/2030	1,806,336
1,400,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	1,626,589
227,000		YPF Energia Electrica Sa, Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	200,883
		TOTAL	27,734,068
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $656,191,467)	686,080,448
		CORPORATE BONDS—38.9%
		Aerospace & Defense—0.5%
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 2/1/2027	2,120,500
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 144A, 6.950%, 1/17/2028	2,259,980
163,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	174,747
1,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	1,545,300
		TOTAL	6,100,527
		Agency—0.1%
1,000,000		Banco Nacional de Comercio Exterior, Sub., 144A, 2.720%, 8/11/2031	1,008,130
		Air Transportation—0.3%
650,000		Aerovias De Mexico SA, Sr. Unsecd. Note, 144A, 7.000%, 2/5/2025	544,362
500,000		Azul Investments LLP, Sr. Unsecd. Note, 144A, 7.250%, 6/15/2026	469,233
1,000,000		Azul Investments LLP, Sr. Unsecd. Note, REGS, 5.875%, 10/26/2024	942,455
1,640,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	1,525,200
		TOTAL	3,481,250
		Airport—0.0%
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	508,321
		Automotive—0.3%
1,250,000		Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, Sr. Unsecd. Note, 144A, 5.000%, 5/7/2028	1,275,894
200,000		Metalsa Sa De Cv, REGS, 4.900%, 4/24/2023	210,031
1,550,000		Metalsa Sa De Cv, Sr. Unsecd. Note, 144A, 3.750%, 5/4/2031	1,528,548
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	300,844
		TOTAL	3,315,317
		Banking—7.2%
1,500,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	1,592,662
3,000,000		Akbank TAS, Sub., 144A, 6.800%, 6/22/2031	3,015,015
3,800,000		Akbank TAS, Sub., 144A, 7.200%, 3/16/2027	3,867,830
4,500,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	4,560,795
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	2,127,292
4,500,000	[1]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	4,607,730
2,300,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	2,413,119
600,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 2.750%, 1/11/2026	584,616
2,850,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2025	2,953,312
1,500,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	1,616,220

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	$989,515
1,000,000	[1]	Banco Davivienda S A, Jr. Sub. Note, 144A, 6.650%, 4/22/2031	1,057,335
500,000		Banco Davivienda S A, REGS, 5.875%, 7/9/2022	515,470
2,535,000		Banco Daycoval SA, Sr. Unsecd. Note, Series EMTN, 4.250%, 12/13/2024	2,622,800
1,500,000		Banco De Bogota S.A., Sub. Note, 144A, 5.375%, 2/19/2023	1,566,742
2,400,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	2,628,660
1,000,000		Banco do Estado do Rio Grande do Sul SA, 144A, 5.375%, 1/28/2031	1,020,080
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., 144A, 7.375%, 2/2/2022	305,402
200,000		Banco General SA, Jr. Sub. Note, 144A, 5.250%, 5/7/2031	207,703
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	519,478
1,800,000		Banco Internacional del Peru SAA Interbank, Sr. Unsecd. Note, REGS, 3.250%, 10/4/2026	1,830,456
1,500,000		Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 9/27/2169	1,696,695
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	778,275
2,200,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	2,229,128
800,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Deb., 144A, 3.733%, 9/25/2034	834,016
750,000		Banistmo S.A., Sr. Unsecd. Note, 144A, 4.250%, 7/31/2027	772,200
3,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	3,351,812
700,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	761,737
1,600,000		Credicorp Ltd., Sr. Unsecd. Note, 144A, 2.750%, 6/17/2025	1,626,369
1,000,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	1,038,596
600,000		Global Bank Corp., Sr. Unsecd. Note, 144A, 4.500%, 10/20/2021	605,034
500,000	[1]	Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.500%, 1/20/2022	516,250
850,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	881,305
1,400,000	[1]	Itau Unibanco Holding SA, Jr. Sub. Note, REGS, 6.500%, 3/19/2023	1,438,430
1,000,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, 144A, 3.250%, 1/24/2025	1,021,250
1,000,000		Itau Unibanco Holding SA, Sub., 144A, 3.875%, 4/15/2031	993,445
1,300,000		Itau Unibanco Holding SA, Sub., REGS, 5.500%, 8/6/2022	1,345,513
1,500,000		Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	1,532,805
1,300,000	[1]	NBK Tier 1 Financing 2 Ltd., Jr. Sub. Deb., 144A, 4.500%, 11/27/2025	1,354,580
1,910,000		Scotiabank Peru SA, Sub., REGS, 4.500%, 12/13/2027	1,954,665
732,000		Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	811,399
300,000	[1]	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 8/13/2023	322,895
500,000		Shriram Transport Finance Co. Ltd., REGS, 5.950%, 10/24/2022	508,008
3,000,000		Shriram Transport Finance Co. Ltd., Sec. Fac. Bond, 144A, 5.100%, 7/16/2023	3,017,940
800,000		Shriram Transport Finance Co. Ltd., Sr. Note, 144A, 4.400%, 3/13/2024	798,600
1,000,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	1,079,375
3,000,000		Turkiye Garanti Bankasi AS, Sub., REGS, 6.125%, 5/24/2027	3,026,250
1,000,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 5.875%, 1/14/2026	1,010,750
2,500,000		United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	2,589,756
1,600,000	[1]	Woori Bank, Jr. Sub. Deb., 144A, 5.250%, 5/6/2022	1,648,000
1,500,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, 144A, 8.250%, 10/15/2024	1,646,250
2,800,000		Yapi ve Kredi Bankasi A.S., Sub., 144A, 7.875%, 1/22/2031	2,933,630
		TOTAL	84,727,190
		Beverage & Tobacco—0.4%
1,000,000		Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	1,043,500
2,000,000		Coca-Cola Icecek AS, Sr. Unsecd. Note, REGS, 4.215%, 9/19/2024	2,106,428
1,000,000		The Central American Bottling Corp., Sr. Unsecd. Note, 144A, 5.750%, 1/31/2027	1,043,500
		TOTAL	4,193,428
		Broadcast Radio & TV—0.1%
600,000		Globo Communicacoes Part, Sr. Unsecd. Note, 144A, 5.125%, 3/31/2027	626,412

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Broadcast Radio & TV—continued
$ 430,000	Grupo Televisa S.A., Sr. Note, 8.500%, 3/11/2032	$647,733
	TOTAL	1,274,145
	Brokerage—0.1%
800,000	XP, Inc., Sr. Unsecd. Note, 144A, 3.250%, 7/1/2026	783,240
	Building & Development—0.1%
1,000,000	Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	760,675
300,000	Ultra Tech Cement, Ltd., 144A, 2.800%, 2/16/2031	293,210
	TOTAL	1,053,885
	Building Materials—1.2%
3,000,000	Cemex SAB de CV, Sec. Fac. Bond, 144A, 5.200%, 9/17/2030	3,291,660
6,400,000	Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	7,251,520
1,300,000	Cemex SAB de CV, Sr. Secd. Note, 144A, 3.875%, 7/11/2031	1,348,510
500,000	Cemex SAB de CV, Sub., 144A, 5.125%, 9/8/2169	525,530
1,550,000	Cimpor Financial Operations, 144A, 5.750%, 7/17/2024	1,487,597
	TOTAL	13,904,817
	Cable & Wireless Television—0.1%
1,000,000	Vtr Finance Bv, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2028	1,060,015
	Chemicals & Plastics—3.7%
800,000	Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 3.250%, 2/25/2031	813,900
700,000	Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 4.250%, 9/18/2029	770,728
500,000	Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 5.375%, 8/8/2023	540,875
500,000	Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	518,210
3,000,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	3,170,730
6,300,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	6,678,315
1,500,000	Braskem Netherlands Finance BV, Sub., REGS, 8.500%, 1/23/2081	1,732,725
800,000	GC Treasury Center Co., Ltd., Sr. Unsecd. Note, 144A, 2.980%, 3/18/2031	823,040
800,000	GC Treasury Center Co., Ltd., Sr. Unsecd. Note, 144A, 4.300%, 3/18/2051	863,792
1,300,000	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	1,329,357
700,000	LG Chem Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/15/2029	785,314
800,000	Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, 144A, 1.875%, 5/11/2026	806,492
800,000	Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, 144A, 2.875%, 5/11/2031	815,600
1,500,000	Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, REGS, 5.875%, 1/26/2023	1,539,780
500,000	San Miguel Corp., Sr. Unsecd. Note, Series EMTN, 5.500%, 7/29/2025	522,840
1,800,000	San Miguel Industrias, Sr. Unsecd. Note, 144A, 3.500%, 8/2/2028	1,766,916
4,500,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	4,698,000
4,500,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	4,772,970
4,500,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	5,021,910
1,400,000	UNIGEL Luxembourgh S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	1,512,952
3,300,000	UNIGEL Luxembourgh S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	3,566,244
800,000	Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	820,116
	TOTAL	43,870,806
	Conglomerates—0.2%
2,100,000	Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	2,345,175
	Consumer Products—0.2%
500,000	ATENTO LUXCO 1 SA, Sec. Fac. Bond, 144A, 8.000%, 2/10/2026	553,289
1,000,000	Controladora Mabe S.A. de C.V., Sr. Unsecd. Note, REGS, 5.600%, 10/23/2028	1,173,795
600,000	Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	562,142
	TOTAL	2,289,226
	Energy—0.1%
1,500,000	Talent Yield Investments, Sr. Unsecd. Note, REGS, 4.500%, 4/25/2022	1,538,338

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Equipment Lease—0.1%
$ 1,000,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 5.250%, 2/8/2031	$1,015,780
		Farming & Agriculture—0.0%
300,000		Ssms Plantation Holdings, Sr. Unsecd. Note, 7.750%, 1/23/2023	237,762
		Finance—1.7%
1,550,000		Cibanco Sa Ins De Banca, Sr. Unsecd. Note, 144A, 4.375%, 7/22/2031	1,520,868
1,900,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.375%, 2/4/2030	1,880,430
3,400,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	3,482,943
2,000,000		GTLK Europe Capital DAC, Sr. Unsecd. Note, 4.650%, 3/10/2027	2,105,644
500,000		Inversiones Atlantida SA, Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	521,317
4,000,000		JBS Finance Luxembough, Sr. Unsecd. Note, 144A, 3.625%, 1/15/2032	4,032,000
400,000		Manappuram Finance Ltd., Sec. Fac. Bond, Series EMTN, 5.900%, 1/13/2023	411,593
800,000		Muthoot Finance Ltd., Term Loan - 1st Lien, REGS, 4.400%, 9/2/2023	818,100
500,000		Op Servicios Mega, Sr. Unsecd. Note, REGS, 8.250%, 2/11/2025	504,040
1,049,192		Sparc Em Spc Panama Metr, Sec. Fac. Bond, REGS, 0.001%, 12/5/2022	1,039,199
1,600,000		Unifin Finaciera, S.A.B. de C.V. S.O.F.O.M. E.N.R, Sr. Unsecd. Note, REGS, 8.375%, 1/27/2028	1,504,960
2,400,000		Unifin Financiera SA de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	2,375,772
200,000		Unifin Financiera SA de, Sr. Unsecd. Note, REGS, 7.250%, 9/27/2023	199,449
		TOTAL	20,396,315
		Financial Intermediaries—0.4%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,721,000
1,000,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	984,900
1,400,000		Trust F/1401, Sr. Unsecd. Note, 144A, 5.250%, 1/30/2026	1,580,250
		TOTAL	4,286,150
		Food Products—1.2%
1,000,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 4.875%, 1/24/2030	1,037,615
800,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 5.750%, 9/21/2050	813,040
800,000		Cosan Luxembourg SA, Sr. Unsecd. Note, REGS, 7.000%, 1/20/2027	846,164
1,000,000	[1]	Grupo Bimbo S.A.B. de CV, REGS, 5.950%, 4/17/2023	1,052,235
3,000,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	3,166,500
1,000,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.125%, 7/9/2030	1,073,600
1,900,000		MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	2,055,732
600,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 5.875%, 1/19/2028	636,006
1,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	1,065,235
1,000,000		Tbla International Pte. Ltd., Sr. Unsecd. Note, 7.000%, 1/24/2023	940,250
1,000,000		Ulker Biskuvi Sanayi AS, Sr. Unsecd. Note, 144A, 6.950%, 10/30/2025	1,084,591
		TOTAL	13,770,968
		Food Services—0.7%
3,800,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	3,698,350
4,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	4,220,580
		TOTAL	7,918,930
		Forest Products—0.1%
700,000		Suzano Austria GmbH, Sr. Unsecd. Note, 3.125%, 1/15/2032	694,575
		Health Care—0.1%
1,250,000		Auna SAA, Sr. Unsecd. Note, 144A, 6.500%, 11/20/2025	1,287,413
		Home Products & Furnishings—0.1%
500,000		Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	519,670
		Hotels, Motels, Inns & Casinos—0.2%
580,000		Grupo Posadas SA de C.V., Sr. Secd. Note, REGS, 7.875%, 6/30/2022	417,548
500,000		Studio City Finance Ltd., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2029	493,330

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Hotels, Motels, Inns & Casinos—continued
$ 1,500,000		Studio City Finance Ltd., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2028	$1,576,807
		TOTAL	2,487,685
		Insurance—0.0%
400,000	[1]	Kyobo Life Insurance Co Ltd., Sub., REGS, 3.950%, 7/24/2022	408,522
		Metals & Mining—3.5%
1,000,000		Abja Investment Co., 5.950%, 7/31/2024	1,068,245
3,190,000		Abja Investment Co., Sr. Unsecd. Note, 5.450%, 1/24/2028	3,397,509
800,000		ABM Investama Tbk PT, Sr. Unsecd. Note, REGS, 7.125%, 8/1/2022	746,400
500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	519,400
1,950,000		Cap S.A., 144A, 3.900%, 4/27/2031	1,964,089
1,000,000		Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.000%, 8/25/2021	1,001,120
3,550,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	3,924,862
2,400,000		CSN Islands XII Corp., Sr. Unsecd. Note, REGS, 7.000%, 12/23/2069	2,419,740
1,600,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 4.625%, 6/10/2031	1,657,360
1,300,000		CSN Resources SA, Sr. Unsecd. Note, REGS, 7.625%, 4/17/2026	1,389,375
197,408		Eterna Capital Pte Ltd., Term Loan - 1st Lien, Series A, 7.500%, 12/11/2022	141,393
500,000		Evraz PLC, Sr. Unsecd. Note, REGS, 5.375%, 3/20/2023	529,495
500,000		Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	525,670
1,920,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 4/13/2022	1,947,584
2,300,000		Metinvest BV, Sr. Unsecd. Note, 144A, 7.650%, 10/1/2027	2,543,075
2,000,000		Metinvest BV, Sr. Unsecd. Note, 144A, 7.750%, 10/17/2029	2,209,880
2,000,000		Metinvest BV, Sr. Unsecd. Note, REGS, 8.500%, 4/23/2026	2,271,884
2,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,770,300
700,000		Nexa Resources SA, Sr. Unsecd. Note, 144A, 6.500%, 1/18/2028	773,157
1,000,000		PT Adaro Indonesia, Sr. Unsecd. Note, REGS, 4.250%, 10/31/2024	1,017,920
500,000		Samarco Mineracao SA, REGS, 4.125%, 11/1/2022	355,938
400,000		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 5.375%, 9/26/2024	304,162
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 8.950%, 3/11/2025	471,918
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 13.875%, 1/21/2024	527,423
800,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	641,040
3,700,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.375%, 7/30/2022	3,664,794
1,000,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 7.125%, 5/31/2023	911,890
300,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	246,350
800,000		VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	843,384
143,000		Volcan Compania Minera S.A.A., REGS, 5.375%, 2/2/2022	143,171
500,000		Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	484,235
		TOTAL	41,412,763
		Mortgage Banks—0.0%
500,000		Credito Real, S.A. de C.V., Sr. Unsecd. Note, 144A, 8.000%, 1/21/2028	431,240
		Oil & Gas—3.4%
1,500,000		AI Candelaria Spain SLU, Sec. Fac. Bond, 144A, 5.750%, 6/15/2033	1,533,923
1,500,000		Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 7.250%, 5/3/2025	1,580,722
1,500,000		Frontera Energy Corp., Sr. Unsecd. Note, 144A, 7.875%, 6/21/2028	1,501,920
1,300,000		Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	1,312,669
293,000		Geopark Ltd., Sr. Unsecd. Note, REGS, 6.500%, 9/21/2024	302,599
700,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	620,372
1,100,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 7.750%, 5/23/2027	974,210
1,473,435		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	1,519,111
1,500,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, REGS, 6.375%, 6/1/2028	1,486,875
2,000,000		Indika Energy Capital III Pte Ltd., REGS, 5.875%, 11/9/2024	1,999,460

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$ 400,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	$434,052
1,350,000	MC Brazil Downstream Trading SARL, Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,403,595
3,230,000	Medco Bell Pte Ltd., Term Loan - 1st Lien, 144A, 6.375%, 1/30/2027	3,248,346
750,000	Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	777,611
2,801,310	Mv24 Captial BV, Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	3,041,690
15,010	Odebrecht Drill VIII/IX, 144A, 6.350%, 12/1/2021	14,933
1,000,000	Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,015,630
850,000	Pampa Energia SA, Sr. Unsecd. Note, REGS, 7.375%, 7/21/2023	819,115
500,000	Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	386,158
1,200,000	Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, 144A, 3.750%, 10/16/2029	1,197,522
500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	503,081
3,000,000	Puma International Financing SA, Sr. Unsecd. Note, REGS, 5.000%, 1/24/2026	3,011,100
1,200,000	Saka Energi Indonesia PT, Sr. Unsecd. Note, 144A, 4.450%, 5/5/2024	1,105,134
1,000,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	1,042,180
800,000	Sierracol Energy Andina, LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/15/2028	802,000
600,000	Tecpetrol S.A., Sr. Unsecd. Note, 144A, 4.875%, 12/12/2022	600,909
500,000	Transport de Gas Del Sur, Sr. Unsecd. Note, REGS, 6.750%, 5/2/2025	471,885
600,000	Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	626,682
1,500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	1,303,200
2,000,000	Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	2,012,880
215,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	237,610
2,000,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 6/6/2029	2,167,080
700,000	Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	746,375
	TOTAL	39,800,629
	Other—0.1%
854,098	TransJamaican Highway Ltd., Sec. Fac. Bond, REGS, 5.750%, 10/10/2036	850,583
	Paper Products—0.3%
2,800,000	Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 7.000%, 4/3/2049	3,566,696
	Pharmaceuticals—0.5%
800,000	Natura Cosmeticos S.A., Sr. Unsecd. Note, 144A, 4.125%, 5/3/2028	823,568
3,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	2,969,250
1,500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,441,275
	TOTAL	5,234,093
	Rail Industry—0.1%
462,423	Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	477,456
400,800	Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	413,830
	TOTAL	891,286
	Real Estate—3.8%
1,500,000	Agile Group Holdings Ltd., Sec. Fac. Bond, 5.750%, 1/2/2025	1,456,766
4,000,000	China Evergrande Group, Sec. Fac. Bond, 7.500%, 6/28/2023	1,656,163
4,000,000	China Evergrande Group, Sec. Fac. Bond, 8.250%, 3/23/2022	2,190,000
1,000,000	China Evergrande Group, Sec. Fac. Bond, 9.500%, 3/29/2024	412,250
2,000,000	China Evergrande Group, Sr. Unsecd. Note, 8.750%, 6/28/2025	840,016
1,300,000	Corporacion Inmobiliaria, Sr. Unsecd. Note, 144A, 3.625%, 5/13/2031	1,328,821
3,800,000	Country Garden Holdings Co., 4.750%, 1/17/2023	3,877,154
2,700,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	2,812,522
1,593,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 4/10/2022	1,632,159
500,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	518,486
1,500,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 9/17/2029	1,533,937
2,000,000	Esic Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	2,090,480

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Real Estate—continued
$ 2,000,000	KWG Group Holdings Ltd., Sec. Fac. Bond, Series EMTN, 5.950%, 8/10/2025	$2,021,451
1,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	1,228,854
4,000,000	Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	4,424,726
2,000,000	Scenery Journey Ltd., Sr. Unsecd. Note, 11.500%, 10/24/2022	792,497
2,100,000	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	2,102,903
3,000,000	Sunac China Holdings Ltd., Sec. Fac. Bond, 7.500%, 2/1/2024	2,894,941
1,000,000	Sunac China Holdings Ltd., Sr. Note, 7.250%, 6/14/2022	1,005,000
3,500,000	Sunac China Holdings Ltd., Sr. Secd. Note, 8.350%, 4/19/2023	3,539,857
400,000	Theta Capital Pte ltd., Sr. Unsecd. Note, 6.750%, 10/31/2026	375,545
1,400,000	Theta Capital Pte ltd., Sr. Unsecd. Note, 8.125%, 1/22/2025	1,405,284
800,000	Trust Fibrauno, Sr. Unsecd. Note, 144A, 6.390%, 1/15/2050	953,812
3,000,000	Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	2,911,500
1,300,000	YUZHOU Group, 8.500%, 2/4/2023	1,129,375
	TOTAL	45,134,499
	Retailers—0.9%
3,500,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, 144A, 9.000%, 10/22/2025	3,727,780
800,000	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	575,400
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,127,775
300,000	Grupo Axo Sa De Cv, Sr. Unsecd. Note, 144A, 5.750%, 6/8/2026	303,041
850,000	InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	833,353
1,700,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,866,182
1,800,000	JSM Global S.a r.l., Sr. Unsecd. Note, 144A, 4.750%, 10/20/2030	1,871,604
1,200,000	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	252,000
	TOTAL	10,557,135
	Services—0.0%
500,000	Bukit Makmur Mandiri Utama, 144A, 7.750%, 2/10/2026	503,822
	Steel—0.2%
1,800,000	Periama Holdings LLC, Sr. Unsecd. Note, 5.950%, 4/19/2026	1,907,190
500,000	Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	539,420
	TOTAL	2,446,610
	Technology Services—1.0%
800,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	875,987
2,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	2,167,429
1,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	1,175,526
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	2,178,450
1,500,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	1,593,867
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	2,283,194
500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	549,774
1,300,000	Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,358,144
	TOTAL	12,182,371
	Telecommunications & Cellular—2.9%
500,000	ATP Tow & Telecom, Sec. Fac. Bond, 144A, 4.050%, 4/27/2026	514,950
439,000	Axtel SAB de CV, Sr. Unsecd. Note, REGS, 6.375%, 11/14/2024	456,349
1,600,000	Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	1,623,118
1,800,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, 144A, 4.950%, 7/17/2030	1,888,002
82,632	Digicel Group 0.5 Ltd., Sr. Unsecd. Note, 144A, 8.000%, 4/1/2025	72,234
686,695	Digicel Group 0.5 Ltd., Term Loan - 1st Lien, 10.000%, 4/1/2024	672,068
750,000	Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	782,040
2,684,099	Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	2,687,454
1,000,000	Digicel International Finance Ltd., Sub., REGS, 8.000%, 12/31/2026	973,580

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 500,000		Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	$473,133
2,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	2,122,784
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	3,225,000
1,100,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 7.125%, 3/18/2025	1,141,250
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	3,225,000
1,000,000		Kenbourne Invest SA, Sr. Unsecd. Note, 144A, 4.700%, 1/22/2028	1,007,280
1,500,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	1,592,865
585,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	638,425
450,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2026	473,195
1,350,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 6.250%, 3/25/2029	1,473,289
3,100,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	3,287,184
1,000,000	[1]	Network i2i Ltd., Sub., 144A, 3.975%, 3/3/2026	993,355
500,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	525,613
1,000,000		Oi S.A., Sr. Unsecd. Note, 10.000%, 7/27/2025	989,250
900,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	947,318
500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	524,195
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	1,081,416
240,000		VTR Comunicaciones SpA, Sec. Fac. Bond, 144A, 5.125%, 1/15/2028	250,994
		TOTAL	33,641,341
		Transportation—0.6%
500,000		Adani Ports and Special, Sr. Unsecd. Note, 144A, 5.000%, 8/2/2041	500,005
800,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.250%, 1/10/2028	855,840
2,000,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.875%, 1/18/2025	2,092,020
1,000,000		Simpar Europe SA, 144A, 5.200%, 1/26/2031	1,022,470
2,900,000		State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2028	2,879,468
		TOTAL	7,349,803
		Utilities—2.4%
998,930		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	1,189,226
400,000		Adani Green Energy UP Ltd., Sec. Fac. Bond, 144A, 6.250%, 12/10/2024	436,492
1,000,000		AES El Salvador Trust II, Sr. Unsecd. Note, REGS, 6.750%, 3/28/2023	961,310
2,000,000	[1]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 4/7/2025	2,116,430
1,800,000		Azure Power Energy Ltd., 144A, 5.500%, 11/3/2022	1,825,526
1,732,000		Chile Electricity PEC SpA, Sec. Fac. Bond, 144A, 0.000%, 1/25/2028	1,398,356
800,000		Enfragen Energia Sur Sa, Sr. Secd. Note, 144A, 5.375%, 12/30/2030	799,960
600,000		Gas Natural De Lima y Callao S.A., Sr. Unsecd. Note, 144A, 4.375%, 4/1/2023	624,693
400,000		Genneia SA, Sr. Unsecd. Note, REGS, 8.750%, 1/20/2022	388,190
300,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	327,885
1,500,000		Greenko Solar (Mauritius) Ltd., 144A, 5.950%, 7/29/2026	1,595,845
800,000		India Green Power Hold, Sec. Fac. Bond, 144A, 4.000%, 2/22/2027	800,608
2,260,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	2,313,336
1,000,000		JSW Hydro Energy Ltd., Sec. Fac. Bond, 144A, 4.125%, 5/18/2031	993,825
300,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	306,816
1,614,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.875%, 5/24/2026	1,699,171
1,300,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	1,260,597
500,000		Listrindo Capital BV, Sr. Unsecd. Note, REGS, 4.950%, 9/14/2026	514,120
228,000		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	267,052
1,050,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,144,384
1,750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,737,855
970,000		Pan American Energy LLC, 144A, 9.125%, 4/30/2027	1,066,884
1,555,000		ReNew Power Ltd., Sec. Fac. Bond, REGS, 6.450%, 9/27/2022	1,598,229

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$ 1,300,000		Rio Energy SA / UGEN SA/ UENSA SA, 144A, 6.875%, 2/1/2025	$1,019,128
1,500,000		SMC Global Power Holdings Corp., Sr. Unsecd. Note, 7.000%, 10/21/2025	1,575,480
		TOTAL	27,961,398
		TOTAL CORPORATE BONDS (IDENTIFIED COST $448,018,691)	456,441,849
		COMMON STOCKS—0.2%
		Banking—0.1%
31,586		Bancolombia S.A., ADR	898,622
		Oil & Gas—0.1%
33,495		Geopark Ltd.	395,911
353,207	[4]	Gran Tierra Energy, Inc.	212,772
		TOTAL	608,683
		Paper Products—0.0%
40,225	[4]	Suzano SA, ADR	419,547
		Telecommunications & Cellular—0.0%
1,138,047	[4]	Oi S.A.	260,025
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,656,780)	2,186,877
		EXCHANGE-TRADED FUND—0.0%
21,228		iShares MSCI Chile Capped ETF (IDENTIFIED COST $602,652)	580,586
		INVESTMENT COMPANY—1.5%
17,079,754		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5] (IDENTIFIED COST $17,086,417)	17,086,585
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,124,556,007)	1,162,376,345
		OTHER ASSETS AND LIABILITIES - NET—1.0%[6]	12,314,869
		TOTAL NET ASSETS—100%	$1,174,691,214
At July 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures:
[4]United States Treasury Long Bond Short Futures	100	$16,471,875	September 2021	$(696,063)
[4]United States Treasury Notes 10-Year Short Futures	250	$33,613,281	September 2021	$(539,474)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,235,537)
The average notional value of short futures contracts held by the Fund throughout the period was $82,683,867. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At July 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/9/2021	Bank of America N.A.	415,000,000	CLP	$549,669	$(2,931)
8/9/2021	Bank of America N.A.	742,690,000	CLP	$999,865	$(21,416)
8/9/2021	JPMorgan Chase	926,337,500	CLP	$1,251,841	$(31,447)
8/13/2021	JPMorgan Chase	20,236,689	MXN	$1,000,284	$14,965
9/15/2021	Citibank N.A.	2,177,670	PEN	$550,069	$(13,897)
9/15/2021	Credit Agricole CIB	43,220,700	ZAR	$2,829,841	$104,187
12/9/2021	JPMorgan Chase	1,202,458	AUD	$925,999	$(43,059)
12/9/2021	Morgan Stanley	757,500	EUR	$926,784	$(25,807)
12/9/2021	JPMorgan Chase	904,085	EUR	$1,073,110	$2,215
12/9/2021	Morgan Stanley	19,440,300,000	IDR	$1,339,879	$(8,847)
12/9/2021	Barclays Bank PLC Wholesale	100,500,000	INR	$1,349,899	$(17,471)
12/9/2021	JPMorgan Chase	19,121,626	MXN	$932,754	$10,597
12/21/2021	Citibank N.A.	1,180,089	CAD	$976,462	$(30,607)
12/21/2021	Bank of America N.A.	688,260	GBP	$955,096	$1,923
Contracts Sold:
8/9/2021	Citibank N.A.	926,337,500	CLP	$1,262,832	$42,437
8/13/2021	Citibank N.A.	20,236,689	MXN	$1,007,173	$(8,076)
9/15/2021	JPMorgan Chase	500,000	EUR	$609,601	$15,976
9/15/2021	Bank of America N.A.	1,265,000	EUR	$1,494,402	$(7,469)
9/15/2021	Bank of America N.A.	3,250,000	EUR	$3,966,207	$107,646
9/15/2021	HSBC BANK USA	2,177,670	PEN	$535,978	$(194)
9/15/2021	Bank of America N.A.	43,220,700	ZAR	$2,750,121	$(183,908)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(95,183)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $422,285 and $(361,139), respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2021, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 07/31/2021[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
JPMorgan Chase	Emirate of Dubai United Arab	Receive	1.000%	06/20/2026	0.43%	$6,700,000	$184,902	$167,090	$17,812
Goldman Sachs and Co.	Kingdom of Saudi Arabia	Receive	1.000%	06/20/2026	0.57%	$12,000,000	$249,589	$206,796	$42,794
Morgan Stanley	Republic of Brazil	Pay	1.000%	06/20/2026	1.77%	$4,800,000	$168,325	$148,566	$19,759
Barclays Bank PLC	Republic of Chile	Pay	1.000%	06/20/2026	0.70%	$4,800,000	$(68,943)	$(76,767)	$7,824
Barclays Bank PLC	Republic of Indonesia	Pay	1.000%	06/20/2026	0.81%	$4,800,000	$(42,822)	$(26,716)	$(16,106)
Bank of America, N.A	Republic of Peru	Pay	1.000%	06/20/2026	1.02%	$11,000,000	$11,058	$(3,204)	$14,262
Citibank N.A.	Republic of South Africa	Pay	1.000%	06/20/2026	2.07%	$6,700,000	$319,914	$309,740	$10,174
Goldman Sachs and Co.	State of Qatar	Receive	1.000%	06/20/2026	0.43%	$12,000,000	$329,450	$329,772	$(322)
JPMorgan Chase	Sultanate of Oman	Receive	1.000%	06/20/2026	2.54%	$14,800,000	$(1,010,634)	$(1,024,453)	$13,819
Morgan Stanley	United Mexican States	Receive	1.000%	06/20/2026	0.96%	$5,100,000	$9,629	$(14,504)	$24,133
TOTAL CREDIT DEFAULT SWAPS							$150,468	$16,320	$134,149
The average notional amount of credit default swap contracts held by the Fund throughout the period was $61,060,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

Net Unrealized Depreciation on Futures, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2020	$1,597,168
Purchases at Cost	$404,464,066
Proceeds from Sales	$(388,973,389)
Change in Unrealized Appreciation/Depreciation	$168
Net Realized Gain/(Loss)	$(1,428)
Value as of 7/31/2021	$17,086,585
Shares Held as of 7/31/2021	17,079,754
Dividend Income	$4,811

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Discount rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$686,080,448	$—	$686,080,448
Corporate Bonds	—	456,441,849	—	456,441,849
Exchange-Traded Fund	580,586	—	—	580,586
Equity Securities:
Common Stocks
International	2,186,877	—	—	2,186,877
Investment Company	17,086,585	—	—	17,086,585
TOTAL SECURITIES	$19,854,048	$1,142,522,297	$—	$1,162,376,345
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$299,946	$—	$299,946
Swap Contracts	—	1,272,867	—	1,272,867
Liabilities
Futures Contracts	(1,235,537)	—	—	(1,235,537)
Foreign Exchange Contracts	—	(395,129)	—	(395,129)
Swap Contracts	—	(1,122,399)	—	(1,122,399)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,235,537)	$55,285	$—	$(1,180,252)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CAD	—Canadian Dollar
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Loan
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
ZAR	—South African Rand